Loans and advances to central banks and credit institutions	12 Months Ended
Dec. 31, 2024
Loans And Advances To Central Banks And Credit Institutions [Abstract]
Loans and advances to central banks and credit institutions	Loans and advances to central banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
CENTRAL BANKS	2024	2023	2022
Classification
Financial assets held for trading	12,966	17,717	11,595
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	16,179	20,082	15,375
	29,145	37,799	26,970
Type
Time deposits	16,179	17,747	15,180
Reverse repurchase agreements	12,966	20,052	11,790
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	29,145	37,799	26,970
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	27,314	14,061	16,502
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	408	459	673
Financial assets designated at fair value through other comprehensive income	363	313	—
Financial assets at amortised cost	55,537	57,917	46,518
	83,622	72,750	63,693
Type
Time deposits	9,036	8,560	8,891
Reverse repurchase agreements	48,932	35,846	27,321
Non- loans advances	25,659	28,353	27,487
Impaired assets	—	—	—
Valuation adjustments for impairment	(5)	(9)	(6)
	83,622	72,750	63,693
CURRENCY
Euro	43,347	34,229	26,024
Pound sterling	2,424	3,539	4,474
US dollar	22,539	17,602	18,468
Brazilian real	39,379	47,151	34,863
Other currencies	5,078	8,028	6,834
TOTAL	112,767	110,549	90,663
The loans and advances to credit institutions classified under 'Financial assets at amortised' cost are mainly time accounts and deposits.
Note 51 contains a detail of their residual maturity periods.
This line item also includes irrevocable payment commitments to the Single Resolution Fund made in accordance with article 70.3 of Regulation 806/2014, which establishes uniform rules and a uniform procedure for the resolution of credit institutions and certain security service companies. investment within the framework of a Single Resolution Mechanism and a Single Resolution Fund, for which, in accordance with the standard, no provision has been recorded, these commitments have not been significant regarding the consolidated annual accounts.
At 31 December 2024 the gross exposure by impairment stage of the assets accounted subject to impairment for amounts to EUR 72,084 million, EUR 0 million and EUR 0 million (EUR 78,321, EUR 0 million and EUR 0 million in 2023 and EUR 61,898 million, EUR 1 million and EUR 0 million in 2022), and the loan loss provision by impairment stage amounts to EUR 5 million, EUR 0 million and EUR 0 million (EUR 9 million, EUR 0 million and EUR 0 million in 2023 and EUR 6 million, EUR 0 million and EUR 0 million in 2022) in stage 1, stage 2 and stage 3, respectively.